INVENTORIES - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Inventories Abstract
Raw materials		$ 296,472
Finished goods - displays and other products		529,080
Provision for inventories obsolescence		(638,151)
Total		$ 187,401